Exploration and Evaluation Expenditures (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Exploration Expenditures [Abstract]
Summary of Company's Exploration and Evaluation Expenditures
The following table summarizes the Company’s exploration and evaluation expenditures related to Thacker Pass and other project expenditures:

	Years ended December 31,
	2021 $	2020 $

Engineering	22,775	9,605

Consulting and salaries	7,395	4,525

Permitting and environmental	2,390	2,196

Field supplies and other	1,048	494

Depreciation	635	454

Drilling and geological expenses	1,718	452

Total exploration expenditures	35,961	17,726